Financial Instruments (Details) - Schedule of carrying amount and fair value of financial instruments - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments (Details) - Schedule of carrying amount and fair value of financial instruments [Line Items]
Financial liabilities Carrying Amount	$ 81,617	$ 86,267
Financial liabilities Fair Value	77,200	86,025
Assumed Liabilities [Member]
Financial Instruments (Details) - Schedule of carrying amount and fair value of financial instruments [Line Items]
Financial liabilities Carrying Amount	61,016	61,915
Financial liabilities Fair Value	56,946	61,915
Bank loans [Member]
Financial Instruments (Details) - Schedule of carrying amount and fair value of financial instruments [Line Items]
Financial liabilities Carrying Amount	17,408	20,038
Financial liabilities Fair Value	17,071	19,502
Leases [Member]
Financial Instruments (Details) - Schedule of carrying amount and fair value of financial instruments [Line Items]
Financial liabilities Carrying Amount	3,193	4,314
Financial liabilities Fair Value	$ 3,183	$ 4,608